SEGMENTED INFORMATION (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Total Revenue From Mining Operations	$ 14,787	$ 9,218	$ 27,180	$ 19,043